Net Loss Per Ordinary Share	6 Months Ended
Jun. 30, 2026
Net Loss Per Ordinary Share [Abstract]
NET LOSS PER ORDINARY SHARE

NOTE 10 - NET LOSS PER ORDINARY SHARE:

The following table sets forth the computation of basic and diluted net loss per Ordinary Share for the periods indicated:

	Six months ended		Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Basic net loss per ordinary share
Numerator:
Net loss	(16,342)	(15,492)	(8,052)	(7,184)

Denominator:
Weighted average common shares and vested RSUs – basic and diluted	106,142,089	104,403,869	107,236,802	103,551,779
Basic and dilutive net loss per common share	(0.15)	(0.15)	(0.08)	(0.07)

The following weighted-average Ordinary Shares of securities and vested RSU’s were not included in the computation of diluted net loss per common share as their effect would have been antidilutive:

	Six months ended		Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Options	11,566,112	11,167,386	11,077,148	11,291,810
Unvested Restricted Stock Units	8,981,423	9,735,981	8,764,763	11,190,193
Private Warrants	3,330,000	3,330,000	3,330,000	3,330,000
Public Warrants	5,750,000	5,750,000	5,750,000	5,750,000
Forfeiture Shares	-	359,375	-	359,375